12636 High Bluff Drive, Suite 400 San Diego, California 92130-2071 Tel: +1.858.523.5400 Fax: +1.858.523.5450 www.lw.com

FIRM / AFFILIATE OFFICES
May 20, 2009	Abu Dhabi Barcelona Brussels Chicago Doha Dubai Frankfurt Hamburg Hong Kong London Los Angeles Madrid Milan Moscow	Munich New Jersey New York Orange County Paris Rome San Diego San Francisco Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ligand Pharmaceuticals Incorporated - Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Ligand Pharmaceuticals Incorporated (the “Company”), we transmit for filing with the Securities and Exchange Commission (the “Commission”) the Company’s Registration Statement on Form S-3 (the “Registration Statement”).

Please note that a written request for an order granting confidential treatment dated May 11, 2009, as amended by the letter to Jacob Fien-Helfman of the Commission dated May 15, 2009 (the “Confidential Treatment Request”), was previously sent to you on behalf of the Company. The Company will not request that the Commission declare the Registration Statement effective until the Commission’s review of the Confidential Treatment Request has been completed.

In connection with the Registration Statement, the Company has paid by wire transfer to the Commission a filing fee in the amount of $418.39.

If you have any questions regarding this filing, please contact the undersigned at (858) 523-3944.

Very truly yours,

/s/ Thomas J. Smith
Thomas J. Smith

cc: Scott N. Wolfe, Esq.